Document and Entity Information	Jul. 25, 2019
Cover page.
Document Type	8-K
Document Period End Date	Jul. 25, 2019
Entity Registrant Name	TORCHMARK CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08052
Entity Tax Identification Number	63-0780404
Entity Address, Address Line One	3700 South Stonebridge Drive
Entity Address, City or Town	McKinney
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75070
City Area Code	972
Local Phone Number	569-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	TMK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000320335
Amendment Flag	false